                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146433



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2008

--------------------------------------------------------------------------------

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made between January 1, 2009 and March 31, 2009:

--------------------------------------------------------------------------------
                                                                   PAYMENT
                                                                 ENHANCEMENT
                  PAYMENT ENHANCEMENT LEVEL                          RATE
--------------------------------------------------------------------------------
Under $250,000                                                        5%
--------------------------------------------------------------------------------
$250,000 +                                                            6%
--------------------------------------------------------------------------------


The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.





Dated:  January 1, 2009





                Please keep this Supplement with your Prospectus

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2008

--------------------------------------------------------------------------------

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made between January 1, 2009 and March 31, 2009:

--------------------------------------------------------------------------------
                                                                   PAYMENT
                                                                 ENHANCEMENT
                   PAYMENT ENHANCEMENT LEVEL                         RATE
--------------------------------------------------------------------------------
Under $250,000                                                        5%
--------------------------------------------------------------------------------
$250,000 - $499,999                                                   6%
--------------------------------------------------------------------------------
$500,000+                                                             7%
--------------------------------------------------------------------------------


The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.





Dated:  January 1, 2009





                Please keep this Supplement with your Prospectus



                                   Page 1 of 1